Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
9.	OTHER INTANGIBLE ASSETS, NET

Other intangible assets, net consisted of the following:

December 31, 2022	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	1,064	(795)	269
Purchased & internally developed software	609	(514)	95
Technologies in progress	41	—	41
Total	1,714	(1,309)	405

December 31, 2021	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	1,050	(746)	304
Purchased & internally developed software	567	(485)	82
Technologies in progress	52	—	52
Total	1,669	(1,231)	438

The line “Technologies in progress” in the table above also includes internally developed software under construction and software not ready for their intended use.

Amortization expense related to intangible assets subject to amortization was $103 million, $93 million and $79 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Estimated future amortization expense related to intangible assets as of December 31, 2022 is as follows:

Year
2023	112
2024	98
2025	72
2026	42
2027	20
Thereafter	61
Total	405

In 2022, the Company recorded a $38 million impairment loss reported in the line “Research and development” of the consolidated statements of income. The impairment loss was related to certain technologies acquired as part of one of the Company’s recent business combinations.

In 2021 and 2020, the Company impaired $1 million and $4 million, respectively, of acquired licenses and technologies with no alternative future use.